Segment Reporting - Summary of Gross and Net Written and Earned Premiums, Underwriting Results, Ratios and Reserves for Each of Company's Business Segments (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Gross written premiums	$ 1,116.8	$ 982.7	$ 3,598.6	$ 3,107.9	$ 3,967.6	$ 4,338.7	$ 3,938.4
Net written premiums	673.6	628.6	2,225.6	1,979.1	2,581.9	2,896.0	2,587.7
Gross earned premiums	1,102.2	1,021.2	3,174.4	2,980.5	4,006.8	3,988.0	3,618.3
Net earned premiums	698.3	660.0	2,069.4	1,947.4	2,614.5	2,688.7	2,410.5
Losses and loss adjustment expenses	474.2	430.5	1,278.9	1,147.6	1,553.0	1,680.0	1,693.3
Acquisition costs	91.7	94.3	290.2	287.2	380.2	431.8	414.1
General and administrative expenses	99.4	87.3	297.5	256.3	354.5	386.5	333.1
Underwriting income (loss)	33.0	47.9	202.8	256.3	326.8	190.4	(30.0)
Corporate and other expenses	(18.6)	(32.6)	(83.3)	(85.7)	(114.0)	(71.7)	(64.3)
Non-operating expenses	(7.6)	(0.2)	(19.3)	(10.8)	(35.1)	(36.0)	(20.6)
Net investment income	79.6	77.9	238.9	207.3	275.7	188.1	147.5
Realized and unrealized investment gains (losses)	22.0	11.3	48.8	47.4	75.9	5.0	56.2
Realized and unrealized investment losses	(15.9)	(13.1)	(69.8)	(31.2)	(61.4)	(182.6)	(47.4)
Change in fair value of derivatives	37.8	(35.6)	22.2	(16.0)	26.1	(80.5)	(35.9)
Interest expense					(55.2)	(43.7)	(14.3)
Net realized and unrealized foreign exchange gains	(46.3)	34.1	(19.7)	20.4	(36.2)	15.9	40.0
Other income					0.0	8.2	14.7
Other expenses					0.0	20.1	10.8
Income (loss) from operations before income taxes	63.1	91.5	269.6	346.6	402.6	(27.0)	35.1
Income Tax Expense (Benefit)	(6.4)	(5.2)	(32.1)	(41.4)	132.1	78.1	(5.3)
Net income/(loss)	56.7	86.3	237.5	305.2	534.7	51.1	29.8
Losses and loss adjustment expenses	8,201.3	7,770.8	8,201.3	7,770.8	7,810.6	7,710.9	7,611.8	$ 7,165.3
Net reserves for losses and loss adjustment expenses	$ 3,770.0	$ 3,174.1	$ 3,770.0	$ 3,174.1	$ 3,232.8	$ 2,813.2	$ 4,313.7	$ 3,970.1
Ratios
Loss ratio	67.90%	65.20%	61.80%	58.90%	59.40%	62.50%	70.20%
Acquisition cost ratio	13.10%	14.30%	14.00%	14.70%	14.50%	16.10%	17.20%
General and administrative expense ratio	14.20%	13.20%	14.40%	13.20%	13.60%	14.40%	13.80%
Expense ratio	27.30%	27.50%	28.40%	27.90%	28.10%	30.50%	31.00%
Combined ratio	95.20%	92.70%	90.20%	86.80%	87.50%	93.00%	101.20%
Reinsurance
Segment Reporting Information [Line Items]
Net written premiums					$ 1,098.0	$ 1,426.4	$ 1,199.0
Net earned premiums					1,154.5	1,251.8	1,118.8
Losses and loss adjustment expenses	$ 1,655.0	$ 1,404.8	$ 1,655.0	$ 1,404.8	1,373.1	1,360.7	2,148.4
Net reserves for losses and loss adjustment expenses					$ 1,373.1	$ 1,360.7	$ 2,148.4
Ratios
Loss ratio	71.10%	53.00%	59.80%	52.30%	52.90%	61.50%	63.00%
Acquisition cost ratio	15.00%	18.80%	17.10%	18.60%	18.10%	20.20%	19.80%
General and administrative expense ratio	14.00%	10.20%	12.30%	10.20%	10.40%	11.40%	10.80%
Expense ratio	29.00%	29.00%	29.40%	28.80%	28.50%	31.60%	30.60%
Combined ratio	100.10%	82.00%	89.20%	81.10%	81.40%	93.10%	93.60%
Insurance
Segment Reporting Information [Line Items]
Net written premiums					$ 1,483.9	$ 1,469.6	$ 1,388.7
Net earned premiums					1,460.0	1,436.9	1,291.7
Losses and loss adjustment expenses	$ 2,115.0	$ 1,769.3	$ 2,115.0	$ 1,769.3	1,859.7	1,452.5	2,165.3
Net reserves for losses and loss adjustment expenses					$ 1,859.7	$ 1,452.5	$ 2,165.3
Ratios
Loss ratio	65.60%	74.90%	63.40%	64.20%	64.50%	63.30%	76.50%
Acquisition cost ratio	11.80%	10.70%	11.50%	11.70%	11.80%	12.50%	14.90%
General and administrative expense ratio	14.40%	15.60%	16.10%	15.50%	16.00%	17.00%	16.40%
Expense ratio	26.20%	26.30%	27.60%	27.20%	27.80%	29.50%	31.30%
Combined ratio	91.80%	101.20%	91.00%	91.40%	92.30%	92.80%	107.80%
Operating Segments | Reinsurance
Segment Reporting Information [Line Items]
Gross written premiums	$ 416.2	$ 367.5	$ 1,596.8	$ 1,243.2	$ 1,521.0	$ 1,807.0	$ 1,597.0
Net written premiums	263.7	261.2	1,052.0	866.2	1,098.0	1,426.4	1,199.0
Gross earned premiums	449.7	403.1	1,298.2	1,158.8	1,562.0	1,617.2	1,479.2
Net earned premiums	293.5	291.8	925.3	863.8	1,154.5	1,251.8	1,118.8
Losses and loss adjustment expenses	208.6	154.7	553.0	451.9	611.1	770.3	705.2
Acquisition costs	43.9	54.9	158.5	160.6	208.6	252.4	221.6
General and administrative expenses	41.2	29.7	113.7	88.1	120.6	142.5	121.3
Underwriting income (loss)	(0.2)	52.5	100.1	163.2	214.2	86.6	70.7
Operating Segments | Insurance
Segment Reporting Information [Line Items]
Gross written premiums	700.6	615.2	2,001.8	1,864.7	2,446.6	2,531.7	2,341.4
Net written premiums	409.9	367.4	1,173.6	1,112.9	1,483.9	1,469.6	1,388.7
Gross earned premiums	652.5	618.1	1,876.2	1,821.7	2,444.8	2,370.8	2,139.1
Net earned premiums	404.8	368.2	1,144.1	1,083.6	1,460.0	1,436.9	1,291.7
Losses and loss adjustment expenses	265.6	275.8	725.9	695.7	941.9	909.7	988.1
Acquisition costs	47.8	39.4	131.7	126.6	171.6	179.4	192.5
General and administrative expenses	58.2	57.6	183.8	168.2	233.9	244.0	211.8
Underwriting income (loss)	$ 33.2	$ (4.6)	$ 102.7	$ 93.1	$ 112.6	$ 103.8	$ (100.7)